Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation and Use of Estimates
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP). All significant intercompany transactions and balances between Symetra Life and its subsidiaries have been eliminated. Certain reclassifications have been made to prior year financial information to conform to the current period presentation. The Company adjusted its segment information to reflect its new reportable segments following the execution of the Reinsurance Transaction in the third quarter of 2018. Refer to Note 13 for further discussion.
The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates include those used to determine the following: valuation of investments carried at fair value; the balance, recoverability and amortization of deferred policy acquisition costs (DAC) and value of business acquired (VOBA); the liabilities for funds held under deposit contracts, future policy benefits, and policy and contract claims; recoverability of goodwill and intangible assets; valuation of the deposit asset, funds withheld liability and embedded derivative related to the Reinsurance Transaction; and valuation of deferred tax assets. The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.
Recognition of Insurance Revenue and Related Benefits
The Company’s group insurance policies, which include medical stop-loss, and group life and DI, are short-duration contracts. Group life and DI business includes group life insurance and short- and long-term disability products. Premiums from these products are recognized as revenue when earned over the life of the policy. Policyholder claims are charged to operations as incurred.
Traditional individual life insurance products, including term life insurance products, are long-duration contracts, and the associated premiums and benefits are fixed. Premiums from these products are considered earned and recognized as revenue when due. Reserves are associated with earned premiums such that profits are recognized over the life of the contracts.
Deposits related to universal life (UL) insurance products and investment-type products are credited to policyholder account balances and reflected as liabilities, rather than as premium income, when received. Investment-type products include fixed deferred annuities, SPIA, and structured settlements.
Revenues from UL insurance and investment-type products consist of net investment income on the policyholders’ fund balances, and amounts assessed for cost of insurance, policy administration, and surrender charges. These assessments are recorded in policy fees, contract charges, and other in the consolidated statements of income (loss). Expenses charged to operations for these products include interest credited and claims in excess of related policyholder account balances. These amounts are expensed as incurred.
Revenue from variable annuities, life and COLI products include mortality and expense, policy administration and surrender charges. These fees are charged to policyholders’ accounts based upon the daily net assets of the policyholders’ account values and are recognized as revenue in policy fees, contract charges, and other in the consolidated statements of income (loss) when assessed.
Separate Account Assets and Liabilities
Separate account balances relate to the Company's variable products. Separate account assets are reported at fair value and represent funds that are invested on behalf of the Company’s variable product policyholders. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Investment risks associated with market value changes are borne by the policyholder, except to the extent of death benefits guaranteed by the Company with respect to certain accounts. Net investment income and realized gains and losses accrue directly to the policyholders and are not included in the Company’s revenues. Separate account liabilities represent the policyholders' account balances in the separate account.
For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees death benefits that may exceed the policyholder's account balance. The Company reinsures most of the GMDB risk on its variable annuity contracts.
Funds Held Under Deposit Contracts
Funds held under deposit contracts includes liabilities for fixed deferred annuity contracts, fixed indexed annuities (FIA), SPIA, structured settlement annuities, and UL policies, including BOLI. For the Successor Company, these liabilities also include PGAAP-related adjustments discussed below.
Liabilities for fixed deferred annuity contracts, and the fixed account portion of FIA and universal life policies are equal to account value, plus additional liabilities for policy benefits accrued but not yet earned, credited, or redeemed. Account value represents the amount available in cash to the policyholder, without regard to any surrender fees. This is computed as deposits net of withdrawals made by the policyholder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. Policy benefits accrued but not yet earned, credited, or redeemed relate to bonus interest, excess death benefits, and other policy benefits that can be attributed to a specific policy or group of policies.
The liability for the indexed account portions of FIA and Indexed UL represent the present value of future estimated guaranteed benefits, as well as embedded derivatives related to expected index credits on these contracts and policies. The embedded derivatives are recorded at fair value. See Note 6 for further discussion.
For SPIA and structured settlements, liabilities are based on discounted amounts of estimated future benefits. Future benefits are either fully guaranteed or are contingent on the survivorship of the contract holder. For policies issued subsequent to the Merger, contingent future benefits are discounted with pricing mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for these policies is set at issue, and interest rates for the pattern vary over time. For the Successor Company, assumptions were reset for policies in force as of the date of the Merger, as discussed below.
Impact of Purchase Accounting
In conjunction with the Merger, liabilities for in-force business were recorded at fair value and the underlying contracts were considered to be new contracts for measurement and reporting purposes as of the Merger Date. Estimating the fair value of these liabilities required the use of current assumptions for future investment yields, mortality, persistency, and other factors based on the Company’s historical experience, modified as necessary to reflect anticipated trends. The Company’s assumptions and estimates required significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay to its contract holders or the timing of those payments. At the Merger Date, the Company updated the assumptions described above to reflect current best estimates.
Either a VOBA asset or an additional insurance liability was recorded to reflect the difference between the fair value of the liability and the amounts previously established. An additional insurance liability was established for the Company's lines of business related to structured settlements, SPIA, and certain BOLI policies. The liability is reported in funds held under deposit contracts and amortized over the policy period in proportion to the approximate consumption of losses. Amortization is recorded as a reduction of interest credited.
Funding Agreements with Federal Home Loan Bank of Des Moines
In August 2018, the Company became a member of the Federal Home Loan Bank of Des Moines (FHLB DM). Membership allows access to the FHLB DM's funding services, which provide an alternative liquidity source, including the ability to obtain loans and issue funding agreements that are collateralized by qualifying assets. Eligible collateral includes eligible CMBS, RMBS, government or agency securities and mortgage loans.
The Company has issued funding agreements to the FHLB DM to support an institutional spread program, where the Company earns income primarily from the difference between investment income earned and interest paid on the funding agreements. These amounts are recorded in net investment income and interest credited, respectively, on the consolidated statements of income (loss). As of December 31, 2018, the Company had outstanding funding agreements of $105.7 and had pledged collateral with a fair value of $221.2.
The Company's maximum borrowing capacity with the FHLB DM is based on a percentage of total assets. As of December 31, 2018, the Company's maximum borrowing capacity from the FHLB DM was $11.4 billion, subject to availability of eligible collateral and internal authorization limits.
Future Policy Benefits
The Company estimates liabilities for future policy benefits for its traditional individual life policies as the present value of expected future policy benefits less future net premiums. The Company selects the net premiums so that the actuarial present value of future benefits equals the actuarial present value of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes a provision for adverse deviation. The provision for adverse deviation is intended to provide coverage for the risk that actual experience may be worse than locked-in best-estimate assumptions. The Company derives mortality assumptions from both company-specific and industry statistics. Future benefits are discounted at interest rates that vary by year of policy issue. These rates are initially set to be consistent with investment rates at the time of issue, and are graded to a lower rate over time. Assumptions are set at the time each product is introduced and are not updated for actual experience unless the total product liability amount is determined to be inadequate to cover future policy benefits.
The Company estimates liabilities for future policy benefits for group long-term disability policies as the present value of future benefit payments, net of terminations and reinsurance recoverables, and discounted at interest rates based on investment rates at the time of disability.
Liabilities for policies in-force as of the Merger Date were set to fair value, using assumptions that reflected current best estimates as of the Merger Date.
Investments in Limited Partnerships
The Company invests in limited partnerships where the primary return on investment is in the form of income tax credits and the tax benefit on the pass-through of partnership activity. These partnerships (collectively referred to as "tax credit investments") are established to invest in low-income housing and other qualifying purposes. Refer to Note 4 for further discussion.
Investments in limited partnerships also include alternative investments (private equity and hedge funds) recorded at fair value. Changes in the fair value of these investments are recorded in realized gains (losses). The Company elected the fair value option for these investments, regardless of ownership percentage, to standardize the related accounting and reporting.
Policy Loans
Policy loans are carried at unpaid principal balances. Policy loans are not granted for amounts in excess of the accumulated cash surrender value of the policy or contract.
Variable Interest Entities
The Company performs an ongoing qualitative assessment of its involvement with variable interest entities (VIEs). A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support, or where investors lack certain characteristics of a controlling financial interest. The Company assesses its contractual, ownership or other interests in a VIE to determine whether it has a variable interest in the entity, and if so, to determine whether the Company has a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If it is determined the Company is the primary beneficiary of a VIE, the Company includes the assets and liabilities of the VIE in the consolidated financial statements.
The limited partnerships that the Company invests in meet the definition of a VIE. Because the Company, as a limited partner, lacks the ability to direct the activities of any of these partnerships, it is not considered the primary beneficiary and therefore has not consolidated them. The maximum exposure to loss in these VIEs was $131.2 and $176.3 as of December 31, 2018 and 2017, respectively. The maximum exposure to loss includes commitments to provide future capital contributions.
In the normal course of business, the Company also makes passive investments in structured securities issued by VIEs. These structured securities primarily include residential and commercial mortgage-backed securities and collateralized loan obligations. Because the Company lacks the ability to direct the activities that most significantly impact the economic performance of the VIEs, it is not considered the primary beneficiary and therefore does not consolidate them. The Company’s maximum exposure to loss with respect to these investments is limited to the amortized cost of the Company’s investment, which was $5,424.0 and $5,053.9 as of December 31, 2018 and 2017, respectively.
Subsequent Events
The Company has evaluated the effects of events subsequent to December 31, 2018, and the accounting and disclosure requirements related to subsequent events are included in the consolidated financial statements. Management has assessed material subsequent events through March 27, 2019, the date the financial statements were available to be issued.
Other Significant Accounting Policies
The following table includes significant accounting policies that are described in other notes to the financial statements, including the number of the note.

Significant Accounting Policy	Note #
Other Intangible Assets	3
Goodwill	3
Investments	4
Mortgage Loans	5
Derivative Financial Instruments	6
Fair Value of Financial Instruments	7
Deferred Policy Acquisition Costs (DAC)	8
Value of Business Acquired (VOBA)	8
Liability for Unpaid Claims	9
Commitments and Contingencies	11
Segment Information	12
Reinsurance	13
Income Taxes	14

Accounting Pronouncements Newly Adopted
ASU No. 2016-01, Financial Instruments (Topic 825): Recognition and Measurement of Financial Assets and Financial Liabilities. This accounting standards update (ASU) amends recognition and disclosure requirements primarily for equity investments carried at fair value. Under the standard, changes in fair value are recorded in income. The update is effective beginning January 1, 2018, with early adoption permissible.
The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The Company previously held equity investments classified as available-for-sale securities that were impacted by the standard. Upon adoption, $114.3 of net unrealized gains, net of taxes of $30.4, related to these securities were reclassified from accumulated other comprehensive income (loss) (AOCI) to retained earnings. Subsequent to adoption, changes in fair value of these securities are recorded through net realized gains (losses) in the consolidated statements of income (loss). As a result, the Company expects increased volatility in net income and removed disclosures no longer required.
ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. This standard amends the guidance for amortization of premiums on purchased callable debt securities. Under the standard, premiums on these securities will be amortized to the earliest call date, rather than final maturity of the security. The guidance applies only to bonds for which the call date and price is fixed. Further, the amortization period for debt securities carried at a discount will not be impacted. The update is effective beginning January 1, 2019, with early adoption permissible.
The Company early adopted the standard on October 1, 2018 using a modified retrospective approach. The change in amortization method upon adoption did not have a significant impact on the Company's consolidated financial statements.
Accounting Pronouncements Not Yet Adopted
ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. This standard amends the recognition and measurement of hedging instruments to better represent an entity's risk management activities. Under the standard, the requirement to separately measure and report hedge ineffectiveness is eliminated. In addition, the standard provides relief from certain initial documentation requirements and replaces the requirement for quarterly quantitative ineffectiveness testing with a qualitative approach. The update is effective beginning January 1, 2019, with early adoption permissible.
The Company adopted the standard on January 1, 2019 using a modified retrospective approach. Upon adoption, the Company updated its internal processes and controls to ensure compliance with the revised standard. The adoption did not have a significant impact on the Company's consolidated financial statements.
ASU No. 2016-02, No. 2018-10, No. 2018-11, Leases (Topic 842). These standards amend the recognition requirements for all leases with a term greater than 12 months and provide new guidelines for the identification of a lease within a contract. Under these standards, companies must measure and recognize a liability to make lease payments and a right-of-use asset representing the right to use the underlying asset for the lease term. In addition, the standards require expanded quantitative and qualitative disclosures. The standards also provide a simplified transition method, which allows entities to recognize the cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, rather than in the earliest period presented. These updates are effective beginning January 1, 2019, with early adoption permissible.
The Company adopted the standard on January 1, 2019 using a modified retrospective approach and applied the requirements to all existing leases using the simplified transition option. Upon adoption, the Company established a right-of-use asset of $6.6 and corresponding lease liability on its consolidated balance sheets and did not have any income statement impact.
ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326). This standard amends the credit loss measurement guidance for certain financial assets to reflect current expected credit losses (CECL). Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. Additionally, the guidance expands the required credit loss disclosures. Finally, the standard amends the impairment model for available-for-sale fixed maturities, and any credit losses will be recognized through an allowance, rather than through an adjustment to the amortized cost basis. The update is effective beginning January 1, 2020, with early adoption permissible.
The Company is evaluating the impact of the standard on its financial statements, with a focus on fixed maturity securities, mortgage loans, and reinsurance recoverables. Upon adoption, the Company will apply the standard using a modified retrospective approach. The Company plans to adopt on January 1, 2020.
ASU No. 2017-04, Intangibles – Goodwill and Other (Topic 350). This standard removes the requirement to calculate the implied fair value of goodwill (Step 2 of the goodwill impairment test) to measure a goodwill impairment charge. A goodwill impairment charge will now be measured as the amount by which a reporting unit's carrying value exceeds its fair value determined in Step 1 of the goodwill impairment test. This impairment test will be applied to goodwill assigned to all reporting units, even those with zero or negative carrying amounts. The update is effective beginning January 1, 2020, with early adoption permissible.
The Company is monitoring the potential impact of the standard on its annual goodwill impairment assessment. Upon adoption, the Company will apply the standard prospectively. The Company plans to adopt on January 1, 2020.
ASU No. 2018-12, Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. This standard substantially changes the accounting treatment of long-duration contracts. Entities will now be required to regularly review and update assumptions used to measure the liability for future policy benefits, which were previously locked at contract inception and held constant over the contract term. Assumptions used to measure discounted cash flows will be reviewed at least annually, and the discount rate assumption will be updated at each reporting date based on a standardized, market-observable discount rate. Entities will also be required to use a fair value model to measure their market risk benefits, with the insurance accrual model no longer an option. The standard also simplifies the DAC amortization method for all long-duration contracts by replacing the previous earnings-based methods with a constant level approach. The update will also require additional financial statement disclosures, including a rollforward of the liability and information about significant assumptions used. The update is effective beginning January 1, 2021, with early adoption permissible.
The Company is in the early stages of assessing the impact of the standard on its annuity and life insurance contracts, and assessing which transition approach to apply upon adoption. The Company plans to adopt on January 1, 2021.
ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework. This standard amends the disclosure requirements for fair value measurements. Under the standard, there are new disclosure requirements for Level 3 fair value measurements as well as the elimination of certain current disclosure requirements. The update is effective beginning January 1, 2020, with early adoption permissible.
The Company is assessing the impact on its annual disclosures. The Company plans to adopt on January 1, 2020.